Changes to Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt maturing within one year, Balance at January 1, 2013	$ 4,369
Long-term debt, Balance at January 1, 2013	47,618
Total, Balance at January 1, 2013	51,987
Proceeds from long-term borrowings	49,166	4,489	11,060
Repayments of long-term borrowings and capital leases obligations	(8,163)	(6,403)	(11,805)
Decrease in short-term obligations, excluding current maturities	(142)	(1,437)	1,928
Reclassifications of long-term debt	3,486	3,869
Other	743
Debt maturing within one year, Balance at December 31, 2013	3,933	4,369
Long-term debt, Balance at December 31, 2013	89,658	47,618
Total, Balance at December 31, 2013	93,591	51,987
Debt Maturing Within One Year
Debt Instrument [Line Items]
Debt maturing within one year, Balance at January 1, 2013	4,369
Repayments of long-term borrowings and capital leases obligations	(3,943)
Decrease in short-term obligations, excluding current maturities	(142)
Reclassifications of long-term debt	3,328
Other	321
Debt maturing within one year, Balance at December 31, 2013	3,933
Long-term Debt
Debt Instrument [Line Items]
Long-term debt, Balance at January 1, 2013	47,618
Proceeds from long-term borrowings	49,166
Repayments of long-term borrowings and capital leases obligations	(4,220)
Reclassifications of long-term debt	(3,328)
Other	422
Long-term debt, Balance at December 31, 2013	$ 89,658